Operating expenses (Tables)	6 Months Ended
Jun. 30, 2022
Operating Expenses [Abstract]
Schedule of operating expenses

	Half-year to 30 Jun 2022 £m	Half-year to 30 Jun 2021 £m	Half-year to 31 Dec 2021 £m

Staff costs:
Salaries and social security costs	1,631	1,555	1,493
Pensions and other post-retirement benefit schemes (note 14)	235	284	254
Restructuring and other staff costs	154	117	182
	2,020	1,956	1,929
Premises and equipment costs	140	130	131
Other expenses:
Communications and data processing	679	584	597
UK bank levy	—	—	132
Regulatory and legal provisions (note 15)	79	425	875
Other	553	559	657
	1,311	1,568	2,261
Depreciation and amortisation	1,210	1,243	1,582
Total operating expenses	4,681	4,897	5,903